Goodwill - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss on goodwill	$ 0	$ 0	$ 0
Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	10.39%	9.59%	9.74%
Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	(14.71%)	(14.99%)	10.22%